PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computers and equipment	266,085	294,558
Buildings	—	258,910
Construction in progress	166,480	—
Vehicle	759	2,161
Total	433,324	555,629
Less: accumulated depreciation	(196,892)	(212,644)
Property, plant and equipment, net	236,432	342,985

The Group had recorded depreciation expense of RMB55,124, RMB 80,161 and RMB46,971 for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment was recorded for the years ended December 31, 2021, 2022 and 2023.